Neuberger Berman Advisers Management Trust® (the “AMT Funds”)

Supplement to the Statement of Additional Information (“SAI”) of the AMT Funds, dated May 1, 2022, as amended and restated June 9, 2022 (as may be further amended and supplemented)
Effective immediately, the following hereby replaces the section of the SAI entitled “Trustees and Officers – Information about the Officers of the Trust”:
Information about the Officers of the Trust
Name, (Year of Birth), and Address(1)	Position(s) and Length of Time Served(2)	Principal Occupation(s)(3)
Claudia A. Brandon (1956)	Executive Vice President since 2008 and Secretary since inception
Senior Vice President, Neuberger Berman, since 2007 and Employee since 1999; Senior Vice President, NBIA, since 2008 and Assistant Secretary since 2004; formerly, Vice President, Neuberger Berman, 2002 to 2006; formerly, Vice President — Mutual Fund Board Relations, NBIA, 2000 to 2008;  formerly, Vice President, NBIA, 1986 to 1999 and Employee, 1984 to 1999; Executive Vice President and Secretary, thirty-three registered investment companies for which NBIA acts as investment manager and/or administrator.

Agnes Diaz (1971)	Vice President since 2013
Senior Vice President, Neuberger Berman, since 2012; Senior Vice President, NBIA, since 2012 and Employee since 1996; formerly, Vice President, Neuberger Berman, 2007 to 2012; Vice President, twelve registered investment companies for which NBIA acts as investment manager and/or administrator.

Anthony DiBernardo (1979)	Assistant Treasurer since 2011
Senior Vice President, Neuberger Berman, since 2014; Senior Vice President, NBIA, since 2014, and Employee since 2003; formerly, Vice President, Neuberger Berman, 2009 to 2014; Assistant Treasurer, twelve registered investment companies for which NBIA acts as investment manager and/or administrator.

Savonne L. Ferguson (1973)	Chief Compliance Officer since 2018
Senior Vice President, Chief Compliance Officer (Mutual Funds) and Associate General Counsel, NBIA, since November 2018; formerly, Vice President T. Rowe Price Group, Inc., 2018; formerly, Vice President and Senior Legal Counsel, T. Rowe Price Associates, Inc., 2014 to 2018; formerly, Vice President and Director of Regulatory Fund Administration, PNC Capital Advisors, LLC, 2009 to 2014; formerly, Secretary, PNC Funds and PNC Advantage Funds, 2010 to 2014; Chief Compliance Officer, thirty-three registered investment companies for which NBIA acts as investment manager and/or administrator.

Corey A. Issing (1978)	Chief Legal Officer since 2016 (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)
General Counsel  – Mutual Funds since 2016 and Managing Director, NBIA, since 2017; formerly, Associate General Counsel, 2015 to 2016; formerly, Counsel, 2007 to 2015; formerly, Senior Vice President, 2013 to 2016; formerly, Vice President, 2009 to 2013; Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002), thirty-three registered investment companies for which NBIA acts as investment manager and/or administrator.

Name, (Year of Birth), and Address(1)	Position(s) and Length of Time Served(2)	Principal Occupation(s)(3)
Sheila R. James (1965)	Assistant Secretary since inception
Senior Vice President, Neuberger Berman, since 2023 and Employee since 1999; Senior Vice President, NBIA, since 2023; formerly, Vice President, Neuberger Berman, 2008 to 2023; Assistant Vice President, Neuberger Berman, 2007; Employee, NBIA, 1991 to 1999; Assistant Secretary, thirty-three registered investment companies for which NBIA acts as investment manager and/or administrator.

Brian Kerrane (1969)	Chief Operating Officer since 2015 and Vice President since 2008
Managing Director, Neuberger Berman, since 2013; Chief Operating Officer — Mutual Funds and Managing Director, NBIA, since 2013; formerly, Senior Vice President, Neuberger Berman, 2006 to 2014; Vice President, NBIA, 2008 to 2015 and Employee since 1991; Chief Operating Officer, twelve registered investment companies for which NBIA acts as investment manager and/or administrator; Vice President, thirty-three registered investment companies for which NBIA acts as investment manager and/or administrator.

Anthony Maltese (1959)	Vice President since 2015
Senior Vice President, Neuberger Berman, since 2014 and Employee since 2000; Senior Vice President, NBIA, since 2014; Vice President, twelve registered investment companies for which NBIA acts as investment manager and/or administrator.

Josephine Marone (1963)	Assistant Secretary since 2017
Senior Paralegal, Neuberger Berman, since 2007 and Employee since 2007; Assistant Secretary, thirty-three registered investment companies for which NBIA acts as investment manager and/or administrator.

Owen F. McEntee, Jr. (1961)	Vice President since 2008
Vice President, Neuberger Berman, since 2006; Vice President, NBIA, since 2006 and Employee since 1992; Vice President, twelve registered investment companies for which NBIA acts as investment manager and/or administrator.

John M. McGovern (1970)	Treasurer and Principal Financial and Accounting Officer since inception
Managing Director, Neuberger Berman, since 2022; Senior Vice President, Neuberger Berman, 2007 to 2021; Senior Vice President, NBIA, since 2007 and Employee since 1993; formerly, Vice President, Neuberger Berman, 2004 to 2006; formerly, Assistant Treasurer, 2002 to 2005; Treasurer and Principal Financial and Accounting Officer, twelve registered investment companies for which NBIA acts as investment manager and/or administrator.

Frank Rosato (1971)	Assistant Treasurer since inception
Vice President, Neuberger Berman, since 2006; Vice President, NBIA, since 2006 and Employee since 1995; Assistant Treasurer, twelve registered investment companies for which NBIA acts as investment manager and/or administrator.

Daniel Tracer (1987)	Anti-Money Laundering Compliance Officer since 2023
Senior Vice President and Head of Financial Regulation, Neuberger Berman, since February 2023; Assistant United States Attorney, Southern District of New York, 2016 to 2023; Trial Attorney, Department of Justice Antitrust Division, 2012 to 2015;   Senior Anti-Money Laundering Compliance Officer, five registered investment companies for which NBIA acts as investment manager and/or administrator.

(1)	The business address of each listed person is 1290 Avenue of the Americas, New York, NY 10104.
(2)
Pursuant to the By‑Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3)	Except as otherwise indicated, each individual has held the positions shown during at least the last five years.

The date of this supplement is March 3, 2023.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

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